Restructuring Charges (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 3,500	$ 0	$ 3,510	$ 0	$ 3,510